Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment [Line Items]
Depreciation expense		$ 257.8	$ 266.0	$ 300.8
Depreciation expense, descriptions	The decrease from 2009 to 2010 is primarily due to assets with a 5-year life at Wynn Las Vegas being fully depreciated as of April 2010.